Cover	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Entity File Number	001-32188
Entity Registrant Name	Oragenics, Inc.
Entity Central Index Key	0001174940
Entity Tax Identification Number	59-3410522
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	9015 Town Center Parkway
Entity Address, Address Line Two	Suite 143
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34202
City Area Code	813
Local Phone Number	286-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	OGEN
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false